UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2017

Date of reporting period March 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NOMURA HIGH YIELD FUND

SEMI-ANNUAL REPORT

March 31, 2017

Investment Adviser:

NOMURA ASSET MANAGEMENT U.S.A. INC.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-777-7818; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

SECTOR WEIGHTINGS†:

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 90.9%
	Face Amount	Value
AUTOMOTIVE — 1.9%
American Axle & Manufacturing
6.625%, 10/15/22	$125,000	$129,375
6.250%, 04/01/25 (A)	100,000	100,125
Cooper-Standard Automotive
5.625%, 11/15/26 (A)	100,000	100,250
Dana Holding
6.000%, 09/15/23	125,000	130,938
Exide Technologies
4.000% cash/7.000% PIK, 04/30/20 (B) (C)	196,846	152,555
Goodyear Tire & Rubber
7.000%, 05/15/22	50,000	52,046
5.125%, 11/15/23	25,000	26,078
5.000%, 05/31/26	200,000	205,499
4.875%, 03/15/27	125,000	125,313
Lear
5.375%, 03/15/24	125,000	131,961
MPG Holdco I
7.375%, 10/15/22	25,000	27,188
Navistar International
8.250%, 11/01/21	650,000	653,244
Tenneco
5.375%, 12/15/24	150,000	154,031
Titan International
6.875%, 10/01/20	25,000	25,938

		2,014,541

BANKING — 4.0%
Bank of America
8.000%, 12/29/49 (D)	1,000,000	1,029,999

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BANKING — continued
6.500%, 12/31/49 (D)	$100,000	$109,250
6.300%, 12/31/49 (D)	25,000	27,188
6.250%, 09/29/49 (D)	200,000	210,750
Barclays
8.250%, 12/29/49 (D)	400,000	421,388
Barclays Bank
7.750%, 04/10/23 (D)	200,000	210,600
7.625%, 11/21/22	200,000	219,115
CIT Group
6.625%, 04/01/18 (A)	200,000	208,750
5.500%, 02/15/19 (A)	325,000	342,468
5.250%, 03/15/18	175,000	179,922
5.000%, 08/01/23	25,000	26,063
Citigroup
6.250%, 12/29/49 (D)	100,000	108,000
5.950%, 12/29/49 (D)	25,000	26,109
5.950%, 12/29/49 (D)	50,000	52,250
Goldman Sachs Group
5.700%, 12/29/49 (D)	25,000	25,879
5.375%, 12/31/49 (D)	50,000	51,188
JPMorgan Chase
6.750%, 08/29/49 (D)	100,000	110,375
6.125%, 12/29/49 (D)	150,000	159,188
6.100%, 10/29/49 (D)	300,000	317,024
Nationstar Mortgage LLC
9.625%, 05/01/19	150,000	154,124
6.500%, 08/01/18	25,000	25,344
6.500%, 06/01/22	150,000	150,750
Washington Mutual Bank
5.446%, 05/01/09 (B) (D) (E)	250,000	55,313
Wells Fargo
5.900%, 12/29/49 (D)	50,000	52,188

		4,273,225

BASIC INDUSTRY — 7.2%
A. Schulman
6.875%, 06/01/23 (A)	50,000	51,875
Airxcel
8.500%, 02/15/22 (A)	150,000	154,875
Alamos
7.750%, 04/01/20 (A)	25,000	25,969
Alcoa Nederland Holding
7.000%, 09/30/26 (A)	200,000	218,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
Aleris International
9.500%, 04/01/21 (A)	$50,000	$53,750
7.875%, 11/01/20	200,000	197,500
Alpha 3
6.250%, 02/01/25 (A)	200,000	202,500
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	75,000	78,188
5.625%, 04/15/21 (A)	50,000	51,500
Appvion
9.000%, 06/01/20 (A)	200,000	118,500
ArcelorMittal
7.250%, 02/25/22	25,000	28,560
6.250%, 08/05/20	25,000	27,063
Blue Cube Spinco
10.000%, 10/15/25	125,000	151,563
Builders FirstSource
10.750%, 08/15/23 (A)	250,000	291,874
5.625%, 09/01/24 (A)	150,000	152,813
Cascades
5.500%, 07/15/22 (A)	25,000	25,063
CF Industries
7.125%, 05/01/20	50,000	54,560
5.375%, 03/15/44	175,000	153,344
Cliffs Natural Resources
8.250%, 03/31/20 (A)	150,000	161,812
5.750%, 03/01/25 (A)	75,000	73,125
Coeur Mining
7.875%, 02/01/21	13,000	13,553
Compass Minerals International
4.875%, 07/15/24 (A)	75,000	73,781
CPG Merger Sub LLC
8.000%, 10/01/21 (A)	100,000	105,250
Eco Services Operations LLC
8.500%, 11/01/22 (A)	75,000	79,313
First Quantum Minerals
7.250%, 04/01/23 (A)	200,000	202,749
FMG Resources August 2006 Pty
9.750%, 03/01/22 (A)	25,000	28,781
Freeport-McMoRan
6.750%, 02/01/22 (A)	75,000	77,250
6.625%, 05/01/21 (A)	175,000	178,937
6.500%, 11/15/20 (A)	775,000	796,312
5.450%, 03/15/43	50,000	42,563
5.400%, 11/14/34	25,000	21,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
3.875%, 03/15/23	$25,000	$23,116
2.375%, 03/15/18	25,000	24,813
2.300%, 11/14/17	175,000	174,562
Gibraltar Industries
6.250%, 02/01/21	50,000	51,531
Griffon
5.250%, 03/01/22	50,000	50,188
Grinding Media
7.375%, 12/15/23 (A)	150,000	157,500
Hecla Mining
6.875%, 05/01/21	75,000	76,875
Hexion
13.750%, 02/01/22 (A)	175,000	168,438
10.375%, 02/01/22 (A)	225,000	225,563
10.000%, 04/15/20	25,000	25,063
9.000%, 11/15/20	450,000	339,749
Hillman Group
6.375%, 07/15/22 (A)	25,000	23,973
Hudbay Minerals
7.625%, 01/15/25 (A)	75,000	81,750
7.250%, 01/15/23 (A)	50,000	53,000
IAMGOLD
7.000%, 04/15/25 (A)	75,000	74,438
Kinross
5.125%, 09/01/21	50,000	52,063
Kissner Holdings LP
8.375%, 12/01/22 (A)	100,000	103,250
Koppers
6.000%, 02/15/25 (A)	25,000	25,875
Mercer International
6.500%, 02/01/24 (A)	75,000	75,375
NWH Escrow
7.500%, 08/01/21 (A)	50,000	44,500
Standard Industries
5.375%, 11/15/24 (A)	75,000	76,359
Summit Materials LLC
6.125%, 07/15/23	50,000	51,250
Teck Resources
6.250%, 07/15/41	375,000	390,937
6.125%, 10/01/35	175,000	181,562
6.000%, 08/15/40	150,000	151,125
4.750%, 01/15/22	200,000	207,539
4.500%, 01/15/21	75,000	77,250
3.750%, 02/01/23	25,000	24,281

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
TPC Group
8.750%, 12/15/20 (A)	$200,000	$183,040
Tronox Finance LLC
6.375%, 08/15/20	200,000	200,749
Unifrax I LLC
7.500%, 02/15/19 (A)	150,000	149,625
Valvoline
5.500%, 07/15/24 (A)	75,000	78,938
Versum Materials
5.500%, 09/30/24 (A)	50,000	51,688
W.R. Grace & Co-Conn
5.125%, 10/01/21 (A)	75,000	78,844
Zekelman Industries
9.875%, 06/15/23 (A)	25,000	28,000

		7,675,607

CAPITAL GOODS — 5.8%
AECOM
5.125%, 03/15/27 (A)	125,000	125,625
Arconic
5.950%, 02/01/37	225,000	224,437
ARD Finance
7.125% cash/7.875% PIK, 09/15/23 (A) (B) (C)	200,000	206,000
Ardagh Packaging Finance
7.250%, 05/15/24 (A)	500,000	534,999
6.000%, 02/15/25 (A)	600,000	606,750
4.250%, 09/15/22 (A)	200,000	202,000
Ball
4.375%, 12/15/20	50,000	52,563
Beacon Roofing Supply
6.375%, 10/01/23	75,000	80,250
Berry Plastics
6.000%, 10/15/22	100,000	106,125
BlueLine Rental Finance
9.250%, 03/15/24 (A)	150,000	153,938
BMC East LLC
5.500%, 10/01/24 (A)	75,000	76,500
Bombardier
8.750%, 12/01/21 (A)	325,000	356,687
6.125%, 01/15/23 (A)	200,000	196,500
6.000%, 10/15/22 (A)	25,000	24,738
BWAY Holding
7.250%, 04/15/25 (A)	425,000	426,062
5.500%, 04/15/24 (A)	125,000	126,329

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CAPITAL GOODS — continued
Cloud Crane LLC
10.125%, 08/01/24 (A)	$175,000	$187,478
Engility
8.875%, 09/01/24 (A)	50,000	53,125
Flex Acquisition
6.875%, 01/15/25 (A)	50,000	51,080
Graphic Packaging International
4.125%, 08/15/24	25,000	24,844
Greif
7.750%, 08/01/19	200,000	221,499
International Lease Finance
5.875%, 04/01/19	25,000	26,644
Multi-Color
6.125%, 12/01/22 (A)	25,000	26,063
Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	50,000	53,438
5.375%, 01/15/25 (A)	125,000	126,875
Reynolds Group Issuer
5.750%, 10/15/20	1,000,000	1,030,010
5.125%, 07/15/23 (A)	50,000	51,438
Silgan Holdings
4.750%, 03/15/25 (A)	25,000	25,156
SPX FLOW
5.875%, 08/15/26 (A)	50,000	50,563
5.625%, 08/15/24 (A)	50,000	50,562
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	25,000	26,938
TransDigm
6.500%, 05/15/25 (A)	75,000	75,844
6.375%, 06/15/26	175,000	175,541
6.000%, 07/15/22	150,000	152,340
United Rentals North America
5.875%, 09/15/26	50,000	52,125
5.500%, 05/15/27	25,000	25,313
US Concrete
6.375%, 06/01/24 (A)	75,000	77,625
Vertiv Group
9.250%, 10/15/24 (A)	75,000	80,250

		6,144,254

CONSUMER CYCLICAL — 3.4%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (A)	125,000	130,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER CYCLICAL — continued
99 Cents Only Stores LLC
11.000%, 12/15/19	$25,000	$16,375
Albertsons LLC
6.625%, 06/15/24 (A)	125,000	128,125
5.750%, 03/15/25 (A)	225,000	218,813
BI-LO LLC
8.625% cash/9.375% PIK, 09/15/18 (A) (C)	50,000	25,250
CalAtlantic Group
5.875%, 11/15/24	25,000	26,344
5.250%, 06/01/26	25,000	25,000
Claire’s Stores
8.875%, 03/15/19 (B) (E)	25,000	4,250
DriveTime Automotive Group
8.000%, 06/01/21 (A)	25,000	24,625
Group 1 Automotive
5.250%, 12/15/23 (A)	25,000	25,375
5.000%, 06/01/22	75,000	75,938
High Ridge Brands
8.875%, 03/15/25 (A)	100,000	102,250
JC Penney
6.375%, 10/15/36	150,000	114,375
L Brands
6.750%, 07/01/36	400,000	383,119
Landry’s
6.750%, 10/15/24 (A)	300,000	312,000
Lennar
4.125%, 01/15/22	175,000	176,914
Nathan’s Famous
10.000%, 03/15/20 (A)	200,000	216,000
Penske Automotive Group
5.750%, 10/01/22	275,000	284,625
Radio Systems
8.375%, 11/01/19 (A)	25,000	26,000
Revlon Consumer Products
6.250%, 08/01/24	150,000	150,000
5.750%, 02/15/21	25,000	25,094
Rite Aid
7.700%, 02/15/27	25,000	28,125
6.750%, 06/15/21	125,000	126,181
6.125%, 04/01/23 (A)	175,000	174,125
RSI Home Products
6.500%, 03/15/23 (A)	225,000	232,875
Sally Holdings LLC
5.625%, 12/01/25	250,000	250,938

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER CYCLICAL — continued
Sonic Automotive
6.125%, 03/15/27 (A)	$100,000	$100,375
Toll Brothers Finance
4.875%, 03/15/27	100,000	100,250
Tops Holding II
8.750%, 06/15/18	75,000	59,625

		3,562,966

CONSUMER NON-CYCLICAL — 1.3%
B&G Foods
5.250%, 04/01/25	100,000	101,125
Central Garden & Pet
6.125%, 11/15/23	50,000	53,000
Chobani LLC
7.500%, 04/15/25 (A) (B)	200,000	205,500
Hearthside Group Holdings LLC
6.500%, 05/01/22 (A)	100,000	100,625
HRG Group
7.875%, 07/15/19	50,000	51,763
7.750%, 01/15/22	100,000	105,999
KeHE Distributors LLC
7.625%, 08/15/21 (A)	25,000	25,250
Lamb Weston Holdings
4.625%, 11/01/24 (A)	25,000	25,563
Nature’s Bounty
7.625%, 05/15/21 (A)	100,000	105,500
Pinnacle Foods Finance LLC
5.875%, 01/15/24	50,000	52,375
Prestige Brands
5.375%, 12/15/21 (A)	50,000	51,125
Spectrum Brands
6.625%, 11/15/22	50,000	52,938
6.125%, 12/15/24	75,000	79,313
US Foods
5.875%, 06/15/24 (A)	125,000	129,688
Vector Group
6.125%, 02/01/25 (A)	75,000	76,594
William Lyon Homes
7.000%, 08/15/22	25,000	26,250
5.875%, 01/31/25 (A)	125,000	126,250
5.750%, 04/15/19	25,000	25,375

		1,394,233

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 16.1%
Alta Mesa Holdings LP
7.875%, 12/15/24 (A)	$350,000	$366,624
American Midstream Partners LP
8.500%, 12/15/21 (A)	75,000	76,500
Antero Midstream Partners LP
5.375%, 09/15/24 (A)	200,000	204,000
Antero Resources
5.375%, 11/01/21	25,000	25,771
Ascent Resources Utica Holdings
10.000%, 04/01/22 (A) (B)	300,000	311,625
Bill Barrett
7.625%, 10/01/19	50,000	49,500
7.000%, 10/15/22	50,000	47,250
Blue Racer Midstream LLC
6.125%, 11/15/22 (A)	50,000	50,625
Bonanza Creek Energy
6.750%, 04/15/21 (B) (E)	100,000	80,500
5.750%, 02/01/23 (B) (E)	25,000	20,000
Calfrac Holdings LP
7.500%, 12/01/20 (A)	225,000	201,938
California Resources
8.000%, 12/15/22 (A)	650,000	530,562
Callon Petroleum
6.125%, 10/01/24 (A)	100,000	104,500
Carrizo Oil & Gas
7.500%, 09/15/20	150,000	156,000
6.250%, 04/15/23	125,000	125,938
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/24 (A)	250,000	276,563
Chesapeake Energy
8.000%, 01/15/25 (A)	150,000	152,938
6.875%, 11/15/20	75,000	74,813
6.625%, 08/15/20	125,000	124,844
5.500%, 09/15/26 (A)	25,000	26,016
5.375%, 06/15/21	75,000	70,125
CITGO Holding
10.750%, 02/15/20 (A)	400,000	432,000
CITGO Petroleum
6.250%, 08/15/22 (A)	50,000	50,875
Cloud Peak Energy Resources LLC
12.000%, 11/01/21	75,000	81,188
6.375%, 03/15/24	200,000	161,000
CONSOL Energy
5.875%, 04/15/22	100,000	99,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Continental Resources
5.000%, 09/15/22	$200,000	$202,750
Contura Energy
10.000%, 08/01/21 (A)	75,000	80,865
Crestwood Midstream Partners LP
6.250%, 04/01/23	25,000	26,063
5.750%, 04/01/25 (A)	50,000	51,188
CSI Compressco LP
7.250%, 08/15/22	50,000	47,750
CVR Refining LLC
6.500%, 11/01/22	50,000	50,375
Denbury Resources
9.000%, 05/15/21 (A)	34,000	36,040
6.375%, 08/15/21	100,000	82,000
Denver Parent
12.250%, 08/15/18 (B) (E)	63,341	118
Drill Rigs Holdings
6.500%, 10/01/17 (A) (B) (E)	25,000	6,781
Eclipse Resources
8.875%, 07/15/23	25,000	25,625
Energy Transfer Equity LP
7.500%, 10/15/20	350,000	391,999
EP Energy LLC
9.375%, 05/01/20	775,000	734,467
8.000%, 02/15/25 (A)	25,000	23,375
6.375%, 06/15/23	250,000	193,125
Exterran Energy Solutions LP
8.125%, 05/01/25 (A) (B)	150,000	153,375
Gibson Energy
6.750%, 07/15/21 (A)	9,000	9,450
Global Marine
7.000%, 06/01/28	25,000	22,125
Gulfport Energy
6.375%, 05/15/25	75,000	73,688
6.000%, 10/15/24 (A)	150,000	146,250
Halcon Resources
6.750%, 02/15/25 (A)	200,000	197,400
Holly Energy Partners LP
6.000%, 08/01/24 (A)	50,000	52,625
Jones Energy Holdings LLC
9.250%, 03/15/23	75,000	75,000
6.750%, 04/01/22	50,000	42,750
KCA Deutag UK Finance
9.875%, 04/01/22 (A)	200,000	205,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Laredo Petroleum
7.375%, 05/01/22	$675,000	$703,688
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23 (A)	200,000	208,524
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	50,750
Matador Resources
6.875%, 04/15/23 (A)	50,000	52,500
MEG Energy
6.500%, 01/15/25 (A)	50,000	50,188
6.375%, 01/30/23 (A)	125,000	112,344
Midstates Petroleum Escrow
10.750%, 10/15/20 (B) (E)	100,000	—
MPLX LP
5.500%, 02/15/23	25,000	25,838
4.500%, 07/15/23	50,000	52,069
Murphy Oil
6.875%, 08/15/24	350,000	371,874
4.700%, 12/01/22	75,000	73,125
Murray Energy
11.250%, 04/15/21 (A)	625,000	485,937
Nabors Industries
5.500%, 01/15/23 (A)	100,000	102,063
5.000%, 09/15/20	50,000	51,844
4.625%, 09/15/21	25,000	25,344
Newfield Exploration
5.750%, 01/30/22	100,000	106,625
Noble Holding International
7.750%, 01/15/24	150,000	144,750
4.900%, 08/01/20	3,000	2,955
Oasis Petroleum
6.875%, 03/15/22	50,000	51,500
Parsley Energy LLC
6.250%, 06/01/24 (A)	100,000	106,500
PBF Logistics LP
6.875%, 05/15/23	150,000	152,625
PDC Energy
6.125%, 09/15/24 (A)	125,000	128,750
Peabody Energy
10.000%, 03/15/22 (A) (B) (E)	225,000	153,000
Peabody Securities Finance
6.375%, 03/31/25 (A)	50,000	49,938
6.000%, 03/31/22 (A)	75,000	74,859
Precision Drilling
5.250%, 11/15/24	25,000	23,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Quicksilver Resources Escrow
9.125%, 08/15/19 (B)	$325,000	$—
Range Resources
5.875%, 07/01/22 (A)	50,000	51,750
5.000%, 08/15/22 (A)	325,000	323,374
Resolute Energy
8.500%, 05/01/20	275,000	278,437
Rice Energy
7.250%, 05/01/23	25,000	26,625
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	74,485
Rowan
7.375%, 06/15/25	100,000	101,000
Sabine Oil & Gas
9.750%, 02/15/17 (B) (E)	75,000	—
Sanchez Energy
6.125%, 01/15/23	150,000	139,875
Sanjel
7.500%, 06/19/19 (A) (B) (E)	200,000	70
SemGroup
6.375%, 03/15/25 (A) (B)	100,000	98,750
Seven Generations Energy
6.875%, 06/30/23 (A)	150,000	157,500
Seventy Seven Energy Escrow
6.500%, 10/15/20 (B)	50,000	—
SM Energy
6.750%, 09/15/26	200,000	202,625
6.500%, 01/01/23	25,000	25,500
6.500%, 11/15/21	75,000	76,875
6.125%, 11/15/22	350,000	354,374
5.000%, 01/15/24	50,000	47,500
Southern Star Central
5.125%, 07/15/22 (A)	75,000	75,563
Southwestern Energy
7.500%, 02/01/18	15,000	15,638
4.950%, 01/23/25	275,000	272,249
4.100%, 03/15/22	250,000	235,000
4.050%, 01/23/20	75,000	76,078
Summit Midstream Holdings LLC
5.750%, 04/15/25	25,000	25,000
5.500%, 08/15/22	150,000	150,750
SunCoke Energy Partners LP
7.375%, 02/01/20 (A)	25,000	25,250
7.375%, 02/01/20	50,000	50,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Sunoco LP
6.375%, 04/01/23	$25,000	$25,500
6.250%, 04/15/21	350,000	357,874
5.500%, 08/01/20	155,000	156,744
Tallgrass Energy Partners LP
5.500%, 09/15/24 (A)	75,000	75,750
Targa Resources Partners LP
5.125%, 02/01/25 (A)	25,000	25,844
4.125%, 11/15/19	325,000	331,905
Tesoro
5.375%, 10/01/22	75,000	78,000
4.750%, 12/15/23 (A)	150,000	155,564
Tesoro Logistics LP
6.125%, 10/15/21	250,000	262,188
5.250%, 01/15/25	25,000	26,219
Transocean
9.100%, 12/15/41	50,000	47,750
9.000%, 07/15/23 (A)	50,000	53,625
7.500%, 04/15/31	75,000	67,500
6.000%, 03/15/18	510,000	521,474
5.550%, 10/15/22	25,000	23,516
Triangle USA Petroleum
6.750%, 07/15/22 (A) (B) (E)	50,000	14,750
Trinidad Drilling
6.625%, 02/15/25 (A)	75,000	75,094
Tullow Oil
6.000%, 11/01/20 (A)	200,000	193,500
Vermilion Energy
5.625%, 03/15/25 (A)	75,000	74,625
Weatherford International
9.875%, 02/15/24 (A)	150,000	173,624
7.750%, 06/15/21	25,000	27,031
7.000%, 03/15/38	75,000	72,750
6.800%, 06/15/37	25,000	24,063
6.750%, 09/15/40	25,000	23,750
6.500%, 08/01/36	25,000	23,750
Whiting Petroleum
5.750%, 03/15/21	50,000	49,750
5.000%, 03/15/19	125,000	125,313
WildHorse Resource Development
6.875%, 02/01/25 (A)	100,000	95,750
Williams
7.875%, 09/01/21	75,000	86,438
7.500%, 01/15/31	25,000	29,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
3.700%, 01/15/23	$25,000	$24,688
Williams Partners LP
4.875%, 05/15/23	300,000	309,802
WPX Energy
8.250%, 08/01/23	100,000	111,750
7.500%, 08/01/20	225,000	239,625
6.000%, 01/15/22	50,000	51,125

		17,113,681

FINANCIAL SERVICES — 5.3%
Aircastle
5.125%, 03/15/21	50,000	53,188
4.625%, 12/15/18	25,000	25,906
Alliance Data Systems
6.375%, 04/01/20 (A)	817,000	831,297
5.375%, 08/01/22 (A)	75,000	75,938
Alliance Data Systems MTN
5.875%, 11/01/21 (A)	125,000	129,688
Ally Financial
8.000%, 12/31/18	75,000	81,000
7.500%, 09/15/20	25,000	28,078
5.125%, 09/30/24	75,000	77,344
3.250%, 09/29/17	50,000	50,188
3.250%, 11/05/18	350,000	352,407
BCD Acquisition
9.625%, 09/15/23 (A)	50,000	54,250
CNG Holdings
9.375%, 05/15/20 (A) (B)	150,000	137,625
Community Choice Financial
10.750%, 05/01/19 (B)	50,000	43,375
FBM Finance
8.250%, 08/15/21 (A)	225,000	239,625
Fly Leasing
6.375%, 10/15/21	200,000	206,500
Harland Clarke Holdings
9.250%, 03/01/21 (A)	300,000	292,875
8.375%, 08/15/22 (A)	50,000	51,375
6.875%, 03/01/20 (A)	25,000	25,438
Icahn Enterprises LP
6.750%, 02/01/24 (A)	75,000	77,531
6.250%, 02/01/22 (A)	200,000	203,500
6.000%, 08/01/20	175,000	182,000
4.875%, 03/15/19	150,000	152,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
Intelsat Connect Finance
12.500%, 04/01/22 (A)	$247,000	$221,682
KCG Holdings
6.875%, 03/15/20 (A)	175,000	179,374
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	50,000	50,000
5.875%, 08/01/21 (A) (B)	25,000	25,344
5.250%, 03/15/22 (A) (B)	100,000	101,000
MSCI
4.750%, 08/01/26 (A)	50,000	50,500
Navient
7.250%, 09/25/23	100,000	101,000
6.625%, 07/26/21	50,000	51,750
6.500%, 06/15/22	100,000	101,000
5.000%, 10/26/20	25,000	25,000
Navient MTN
8.000%, 03/25/20	25,000	27,219
6.125%, 03/25/24	550,000	526,624
NFP
9.000%, 07/15/21 (A)	150,000	159,090
Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,024
Springleaf Finance MTN
6.900%, 12/15/17 (B)	100,000	102,970
6.000%, 06/01/20 (B)	25,000	25,469
Starwood Property Trust
5.000%, 12/15/21 (A)	150,000	156,000
Vertiv Intermediate Holding
12.000% cash/14.000% PIK, 02/15/22 (A) (B) (C)	325,000	340,639

		5,635,063

HEALTHCARE — 6.5%
Alere
6.500%, 06/15/20	50,000	50,625
Change Healthcare Holdings LLC
5.750%, 03/01/25 (A)	75,000	77,156
CHS/Community Health Systems
8.000%, 11/15/19	150,000	147,750
7.125%, 07/15/20	100,000	91,625
6.875%, 02/01/22	250,000	215,938
Concordia International
9.500%, 10/21/22 (A)	50,000	11,000
7.000%, 04/15/23 (A)	50,000	9,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTHCARE — continued
DJO Finco
8.125%, 06/15/21 (A)	$50,000	$43,625
Endo Finance LLC
7.750%, 01/15/22 (A)	125,000	118,750
6.000%, 07/15/23 (A)	300,000	264,000
Envision Healthcare
6.250%, 12/01/24 (A)	100,000	105,250
Grifols Worldwide Operations
5.250%, 04/01/22	400,000	415,260
HCA
8.000%, 10/01/18	50,000	54,125
7.580%, 09/15/25	1,250,000	1,410,937
5.375%, 02/01/25	700,000	731,500
3.750%, 03/15/19	25,000	25,625
HealthSouth
5.750%, 11/01/24	25,000	25,313
inVentiv Group Holdings
7.500%, 10/01/24 (A)	350,000	361,812
Kindred Healthcare
8.750%, 01/15/23	25,000	25,156
8.000%, 01/15/20	84,000	85,785
6.375%, 04/15/22	125,000	117,031
Mallinckrodt International Finance
5.625%, 10/15/23 (A)	50,000	47,875
5.500%, 04/15/25 (A)	25,000	23,125
MPH Acquisition Holdings LLC
7.125%, 06/01/24 (A)	125,000	134,703
Ortho-Clinical Diagnostics
6.625%, 05/15/22 (A)	100,000	93,500
Select Medical
6.375%, 06/01/21	25,000	25,375
Tenet Healthcare
8.125%, 04/01/22	175,000	183,531
8.000%, 08/01/20	75,000	76,219
7.500%, 01/01/22 (A)	50,000	54,000
6.750%, 06/15/23	350,000	345,499
Universal Hospital Services
7.625%, 08/15/20	75,000	75,000
Valeant Pharmaceuticals International
7.250%, 07/15/22 (A)	200,000	171,500
7.000%, 10/01/20 (A)	150,000	137,250
7.000%, 03/15/24 (A)	350,000	360,062
6.750%, 08/15/18 (A)	37,000	37,116
6.375%, 10/15/20 (A)	200,000	182,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTHCARE — continued
6.125%, 04/15/25 (A)	$275,000	$212,781
5.875%, 05/15/23 (A)	450,000	351,563

		6,899,112

INSURANCE — 0.5%
Hub Holdings LLC
8.125% cash/8.875% PIK, 07/15/19 (A) (B) (C)	50,000	50,250
HUB International
7.875%, 10/01/21 (A) (B)	175,000	182,875
MBIA
7.150%, 07/15/27	25,000	27,283
MBIA Insurance
11.940%, 01/15/33 (A) (B) (E)	125,000	59,375
MGIC Investment
5.750%, 08/15/23	75,000	79,313
Radian Group
5.250%, 06/15/20	50,000	52,688
USI
7.750%, 01/15/21 (A)	50,000	50,906

		502,690

MEDIA — 10.4%
Altice Finco
9.875%, 12/15/20 (A)	200,000	211,100
AMC Entertainment Holdings
6.125%, 05/15/27 (A)	75,000	75,844
Block Communications
6.875%, 02/15/25 (A)	100,000	106,000
Cablevision Systems
8.625%, 09/15/17	275,000	282,906
7.750%, 04/15/18	25,000	26,125
5.875%, 09/15/22	100,000	100,875
CBS Radio
7.250%, 11/01/24 (A)	100,000	105,250
CCO Holdings LLC
5.875%, 04/01/24 (A)	50,000	52,875
5.750%, 09/01/23	100,000	104,250
5.750%, 02/15/26 (A)	475,000	499,937
5.500%, 05/01/26 (A)	250,000	259,375
5.375%, 05/01/25 (A)	125,000	128,281
5.125%, 05/01/27 (A)	450,000	453,374
Cequel Communications Holdings I LLC
6.375%, 09/15/20 (A)	255,000	262,650
5.125%, 12/15/21 (A)	635,000	647,699

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEDIA — continued
5.125%, 12/15/21 (A)	$25,000	$25,469
Charter Communications Operating LLC
5.375%, 05/01/47 (A) (B)	25,000	25,207
Clear Channel Worldwide Holdings
7.625%, 03/15/20	300,000	303,375
6.500%, 11/15/22	25,000	26,125
CSC Holdings LLC
8.625%, 02/15/19	50,000	54,875
7.875%, 02/15/18	1,250,000	1,306,249
DISH DBS
6.750%, 06/01/21	50,000	54,094
5.875%, 11/15/24	125,000	131,750
5.125%, 05/01/20	100,000	104,500
5.000%, 03/15/23	50,000	50,375
Gray Television
5.875%, 07/15/26 (A)	300,000	306,000
5.125%, 10/15/24 (A)	55,000	54,450
iHeartCommunications
12.000% cash/14.000% PIK, 02/01/21 (C)	103,528	35,199
12.000%, 08/01/21 (B)	77,750	—
10.000%, 01/15/18	100,000	83,000
9.000%, 12/15/19	75,000	64,444
Mediacom Broadband LLC
6.375%, 04/01/23	10,000	10,525
5.500%, 04/15/21	25,000	25,594
Midcontinent Communications
6.875%, 08/15/23 (A)	100,000	106,875
Nexstar Broadcasting
5.625%, 08/01/24 (A)	225,000	228,938
Outfront Media Capital LLC
5.625%, 02/15/24	25,000	26,219
Quebecor Media
5.750%, 01/15/23	50,000	52,313
RR Donnelley & Sons
6.000%, 04/01/24	50,000	46,812
SFR Group
7.375%, 05/01/26 (A)	300,000	310,125
6.000%, 05/15/22 (A)	900,000	936,000
Sinclair Television Group
6.125%, 10/01/22	200,000	210,250
5.125%, 02/15/27 (A)	75,000	72,750
Sirius XM Radio
6.000%, 07/15/24 (A)	125,000	134,219

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEDIA — continued
TEGNA
6.375%, 10/15/23	$50,000	$53,063
4.875%, 09/15/21 (A)	25,000	25,438
Townsquare Media
6.500%, 04/01/23 (A)	150,000	150,375
Univision Communications
6.750%, 09/15/22 (A)	1,350,000	1,416,136
Videotron
5.125%, 04/15/27 (A) (B)	25,000	25,000
Wave Holdco LLC
8.250% cash/9.000% PIK, 07/15/19 (A) (C)	332,976	335,890
WaveDivision Escrow LLC
8.125%, 09/01/20 (A)	525,000	541,406
WMG Acquisition
5.000%, 08/01/23 (A)	50,000	50,500
Ziggo Bond Finance
6.000%, 01/15/27 (A)	300,000	298,500

		10,998,581

REAL ESTATE — 1.2%
Crescent Communities LLC
8.875%, 10/15/21 (A)	125,000	130,625
Equinix
5.375%, 05/15/27	325,000	338,906
FelCor Lodging LP
6.000%, 06/01/25	300,000	315,000
GEO Group
6.000%, 04/15/26	25,000	25,443
Hunt
9.625%, 03/01/21 (A)	25,000	26,281
Kennedy-Wilson
5.875%, 04/01/24	150,000	154,313
MPT Operating Partnership LP
6.375%, 02/15/22	50,000	51,750
Realogy Group LLC
4.875%, 06/01/23 (A)	50,000	49,125
Sabra Health Care LP
5.500%, 02/01/21	50,000	51,625
Uniti Group
6.000%, 04/15/23 (A)	125,000	130,000

		1,273,068

SERVICES — 8.7%
Acosta
7.750%, 10/01/22 (A)	225,000	192,150

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
Ahern Rentals
7.375%, 05/15/23 (A)	$275,000	$236,500
Air Canada
7.750%, 04/15/21 (A)	375,000	423,749
Allegiant Travel
5.500%, 07/15/19	125,000	129,219
American Airlines Group
6.125%, 06/01/18	50,000	52,000
4.625%, 03/01/20 (A)	75,000	76,500
Aramark Services
5.125%, 01/15/24	150,000	157,688
Ashton Woods USA LLC
6.875%, 02/15/21 (A)	75,000	75,375
AV Homes
8.500%, 07/01/19	50,000	52,250
Beazer Homes USA
8.750%, 03/15/22 (A)	100,000	109,750
7.250%, 02/01/23	125,000	129,688
6.750%, 03/15/25 (A)	50,000	50,375
5.750%, 06/15/19	50,000	52,500
Boyd Gaming
6.875%, 05/15/23	450,000	486,562
6.375%, 04/01/26 (A)	175,000	187,688
6.375%, 04/01/26	50,000	53,625
Broadspectrum
8.375%, 05/15/20 (A)	25,000	26,250
Brookfield Residential Properties
6.375%, 05/15/25 (A)	25,000	25,719
Cardtronics
5.500%, 05/01/25 (A) (B)	75,000	76,031
Carlson Travel
9.500%, 12/15/24 (A)	202,000	211,595
CEB
5.625%, 06/15/23 (A)	75,000	81,469
Century Communities
6.875%, 05/15/22 (A)	125,000	130,625
6.875%, 05/15/22	50,000	52,250
Churchill Downs
5.375%, 12/15/21	100,000	104,500
Cinemark USA
5.125%, 12/15/22	75,000	76,875
Compiler Finance Sub
7.000%, 05/01/21 (A)	50,000	25,250
Covanta Holding
5.875%, 03/01/24	25,000	25,438

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
Eagle II Acquisition
6.000%, 04/01/25 (A)	$75,000	$77,531
Eldorado Resorts
7.000%, 08/01/23	25,000	26,906
Flexi-Van Leasing
7.875%, 08/15/18 (A)	100,000	91,000
Florida East Coast Holdings
9.750%, 05/01/20 (A)	25,000	26,844
Garda World Security
7.250%, 11/15/21 (A)	100,000	97,000
Gartner
5.125%, 04/01/25 (A)	50,000	50,938
Gateway Casinos & Entertainment
8.250%, 03/01/24 (A)	100,000	101,500
Golden Nugget
8.500%, 12/01/21 (A)	250,000	265,000
Herc Rentals
7.750%, 06/01/24 (A)	226,000	242,385
7.500%, 06/01/22 (A)	59,000	62,983
Hilton Worldwide Finance LLC
4.625%, 04/01/25 (A)	75,000	76,103
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (A)	50,000	47,750
Isle of Capri Casinos
5.875%, 03/15/21	25,000	25,801
Jack Cooper Enterprises
10.500% cash/11.250% PIK, 03/15/19 (A) (B) (C)	36,368	3,091
Jack Cooper Holdings
9.250%, 06/01/20	25,000	9,063
Jack Ohio Finance LLC
10.250%, 11/15/22 (A)	50,000	53,735
Jacobs Entertainment
7.875%, 02/01/24 (A)	100,000	103,125
K Hovnanian Enterprises
8.000%, 11/01/19 (A)	50,000	41,375
7.000%, 01/15/19 (A)	75,000	65,438
KB Home
7.000%, 12/15/21	25,000	27,617
Lions Gate Entertainment
5.875%, 11/01/24 (A)	50,000	52,125
LTF Merger Sub
8.500%, 06/15/23 (A)	300,000	318,000
Mattamy Group
6.500%, 11/15/20 (A)	125,000	129,062

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
Meritage Homes
7.150%, 04/15/20	$25,000	$27,341
6.000%, 06/01/25	50,000	52,344
4.500%, 03/01/18	125,000	127,812
MGM Resorts International
11.375%, 03/01/18	175,000	188,781
8.625%, 02/01/19	25,000	27,563
6.750%, 10/01/20	225,000	247,499
Michael Baker Holdings LLC
8.875% cash/9.625% PIK, 04/15/19 (A) (C)	27,464	27,052
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (A)	100,000	103,750
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 (A)	200,000	203,500
National CineMedia LLC
5.750%, 08/15/26	25,000	25,425
NCL
4.750%, 12/15/21 (A)	150,000	152,625
NES Rentals Holdings
7.875%, 05/01/18 (A)	25,000	25,220
New Enterprise Stone & Lime
10.125%, 04/01/22 (A)	225,000	239,063
Park Aerospace Holdings
5.250%, 08/15/22 (A)	200,000	208,000
Prime Security Services Borrower LLC
9.250%, 05/15/23 (A)	200,000	219,750
Regal Entertainment Group
5.750%, 03/15/22	452,000	471,491
Ritchie Bros Auctioneers
5.375%, 01/15/25 (A)	75,000	76,875
Scientific Games International
10.000%, 12/01/22	175,000	187,250
7.000%, 01/01/22 (A) (B)	100,000	106,750
Shea Homes LP
6.125%, 04/01/25 (A)	200,000	202,000
Silversea Cruise Finance
7.250%, 02/01/25 (A)	75,000	79,125
Six Flags Entertainment
5.500%, 04/15/27 (A) (B)	275,000	274,312
Team Health Holdings
6.375%, 02/01/25 (A)	100,000	98,250
Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	90,250
TMS International
7.625%, 10/15/21 (A)	25,000	25,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
TRI Pointe Group
5.875%, 06/15/24	$50,000	$51,750
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,719
Viking Cruises
8.500%, 10/15/22 (A)	75,000	78,094
6.250%, 05/15/25 (A)	25,000	23,875
Weekley Homes LLC
6.000%, 02/01/23	175,000	170,625
Woodside Homes LLC
6.750%, 12/15/21 (A)	75,000	78,750
XPO Logistics
6.125%, 09/01/23 (A)	50,000	52,188

		9,264,335

TECHNOLOGY & ELECTRONICS — 6.9%
Advanced Micro Devices
7.500%, 08/15/22	98,000	108,535
7.000%, 07/01/24	217,000	232,190
Affinion Investments LLC
13.500%, 08/15/18	153,000	126,703
Avaya
9.000%, 04/01/19 (A) (B) (E)	100,000	79,250
7.000%, 04/01/19 (A) (B) (E)	225,000	178,875
Bankrate
6.125%, 08/15/18 (A)	25,000	25,125
BMC Software Finance
8.125%, 07/15/21 (A)	50,000	50,625
Camelot Finance
7.875%, 10/15/24 (A)	225,000	236,812
CDW LLC
6.000%, 08/15/22	50,000	53,091
5.000%, 09/01/25	25,000	25,625
CommScope
5.500%, 06/15/24 (A)	75,000	77,837
5.000%, 06/15/21 (A)	50,000	51,563
CommScope Technologies
5.000%, 03/15/27 (A)	25,000	25,024
Dell
6.500%, 04/15/38	25,000	24,500
Diamond 1 Finance
5.875%, 06/15/21 (A)	425,000	446,943
Diebold Nixdorf
8.500%, 04/15/24	75,000	83,156

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Donnelley Financial Solutions
8.250%, 10/15/24 (A)	$175,000	$181,125
EMC
2.650%, 06/01/20	1,075,000	1,048,167
1.875%, 06/01/18	550,000	544,869
First Data
7.000%, 12/01/23 (A)	225,000	241,874
Infor Software Parent LLC
7.125% cash/7.875% PIK, 05/01/21 (A) (B) (C)	450,000	460,124
Infor US
6.500%, 05/15/22	160,000	165,216
Informatica LLC
7.125%, 07/15/23 (A)	50,000	48,625
JDA Escrow LLC
7.375%, 10/15/24 (A)	150,000	156,750
Match Group
6.375%, 06/01/24	100,000	108,562
Micron Technology
5.625%, 01/15/26 (A)	175,000	184,188
5.250%, 01/15/24 (A)	150,000	154,079
5.250%, 08/01/23 (A)	325,000	334,749
NCR
6.375%, 12/15/23	300,000	316,501
5.875%, 12/15/21	25,000	26,156
NXP
4.125%, 06/01/21 (A)	200,000	208,000
Qorvo
7.000%, 12/01/25	100,000	111,000
6.750%, 12/01/23	150,000	163,313
Rackspace
8.625%, 11/15/24 (A)	175,000	184,398
Solera LLC
10.500%, 03/01/24 (A)	75,000	86,063
Southern Graphics
8.375%, 10/15/20 (A)	125,000	126,875
SS&C Technologies Holdings
5.875%, 07/15/23	100,000	106,312
Sungard Availability Services Capital
8.750%, 04/01/22 (A)	50,000	36,125
Western Digital
10.500%, 04/01/24	225,000	265,781
7.375%, 04/01/23 (A)	175,000	192,281

		7,276,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — 9.7%
CenturyLink
7.600%, 09/15/39	$350,000	$311,171
7.500%, 04/01/24	150,000	158,954
5.800%, 03/15/22	100,000	103,500
5.625%, 04/01/20	75,000	78,630
5.625%, 04/01/25	25,000	23,781
Cogent Communications Finance
5.625%, 04/15/21 (A)	75,000	76,688
Cogent Communications Group
5.375%, 03/01/22 (A)	75,000	76,969
Digicel Group
8.250%, 09/30/20 (A)	800,000	687,520
7.125%, 04/01/22 (A)	200,000	156,500
Embarq
7.995%, 06/01/36	75,000	75,000
Frontier Communications
11.000%, 09/15/25	750,000	733,124
10.500%, 09/15/22	400,000	406,999
GCI
6.750%, 06/01/21	50,000	51,500
Hughes Satellite Systems
6.625%, 08/01/26 (A)	250,000	255,624
Intelsat Jackson Holdings
8.000%, 02/15/24 (A)	75,000	79,500
7.250%, 04/01/19	450,000	431,438
7.250%, 10/15/20	25,000	22,906
Intelsat Luxembourg
7.750%, 06/01/21 (B)	162,000	97,200
6.750%, 06/01/18	88,000	83,160
Level 3 Financing
5.625%, 02/01/23	375,000	389,062
5.375%, 08/15/22	50,000	51,813
5.375%, 01/15/24	50,000	51,313
Nielsen Luxembourg
5.000%, 02/01/25 (A)	25,000	24,906
Radiate Holdco
6.625%, 02/15/25 (A)	250,000	247,344
Sprint
7.875%, 09/15/23	75,000	83,250
7.125%, 06/15/24	100,000	107,000
Sprint Capital
8.750%, 03/15/32	575,000	692,875
6.875%, 11/15/28	175,000	185,281

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Sprint Communications
9.000%, 11/15/18 (A)	$1,060,000	$1,156,724
8.375%, 08/15/17	250,000	255,500
T-Mobile USA
6.836%, 04/28/23	100,000	107,000
6.731%, 04/28/22	50,000	51,855
6.633%, 04/28/21	150,000	155,025
6.625%, 04/01/23	425,000	454,614
6.500%, 01/15/24	25,000	27,000
6.250%, 04/01/21	700,000	721,875
6.000%, 03/01/23	50,000	53,515
5.125%, 04/15/25	75,000	77,813
4.000%, 04/15/22	75,000	76,406
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	43,250
Windstream Services LLC
7.750%, 10/15/20	325,000	331,500
7.750%, 10/01/21	50,000	49,250
Zayo Group LLC
6.000%, 04/01/23	900,000	955,124

		10,259,459

UTILITIES — 2.0%
AES
4.055%, 06/01/19 (D)	18,000	18,045
AmeriGas Partners LP
5.750%, 05/20/27	100,000	99,225
5.500%, 05/20/25	125,000	124,688
Calpine
5.750%, 01/15/25	550,000	549,312
5.500%, 02/01/24	75,000	74,977
Dynegy
7.625%, 11/01/24	150,000	144,000
6.750%, 11/01/19	275,000	283,937
1.000%, 01/26/24	25,517	24,241
Ferrellgas LP
6.750%, 01/15/22	25,000	23,750
Ferrellgas Partners LP
8.625%, 06/15/20 (A)	50,000	48,125
8.625%, 06/15/20	50,000	47,875
GenOn Energy
7.875%, 06/15/17	25,000	17,438
NRG Energy
7.250%, 05/15/26	50,000	51,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
6.625%, 01/15/27 (A)	$150,000	$150,375
NRG Yield Operating LLC
5.000%, 09/15/26 (A)	100,000	97,750
Pattern Energy Group
5.875%, 02/01/24 (A)	100,000	101,750
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	74,250
TerraForm Global Operating LLC
9.750%, 08/15/22 (A)	150,000	168,938
TerraForm Power Operating LLC
6.625%, 06/15/25 (A) (F)	25,000	26,813
Texas Competitive
11.500%, 10/01/20 (B)	200,000	2,500

		2,129,739

Total Corporate Obligations (Cost $94,373,183)		96,417,541

LOAN PARTICIPATIONS — 3.9%

AUTOMOTIVE — 0.3%
Affinion Group, Initial Term Loan, 2nd Lien
8.500%, 10/31/18	25,000	24,623
Affinion Group, Tranche B Term Loan, 1st Lien
6.750%, 04/30/18	24,435	24,393
Chassix, Initial Term Loan
12.000%, 07/29/19 (B)	101,435	101,943
Federal Mogul, Tranche B Term Loan
4.000%, 04/15/18	48,750	48,734
Federal Mogul, Tranche C Term Loan
4.750%, 04/15/21	73,125	72,971

		272,664

BASIC INDUSTRY — 0.1%
Chemours, Tranche B Term Loan
3.790%, 05/12/22	23,670	23,825
Forterra Finance LLC, Senior Lien Term Loan
4.500%, 10/25/23	49,875	50,386
Priso Acquisition (aka PrimeSource Building Products), Initial Term Loan, 1st Lien
4.500%, 05/09/22	50,000	50,219

		124,430

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value
CAPITAL GOODS — 0.4%
Atotech, Term Loan B, 1st Lien
4.000%, 01/31/24	$50,000	$50,188
Avolon, Term Loan B, 1st Lien
3.728%, 01/20/22	125,000	126,822
Berry Plastics, Term Loan, 1st Lien
3.281%, 01/19/24	50,000	50,389
Columbus McKinnon, Term Loan B, 1st Lien
4.000%, 01/31/24	50,000	50,485
Flex Acquisition, Initial Term Loan, 1st Lien
4.250%, 12/29/23	125,000	125,879
Signode Industrial Group, Initial Term B Loan
4.000%, 05/01/21	26,852	26,977
Terex, Term Loan, 1st Lien
3.539%, 01/31/24	25,000	25,063

		455,803

CONSUMER CYCLICAL — 0.4%
Life Time Fitness, Closing Date Term Loan
4.000%, 06/10/22	274,054	275,115
Revlon Consumer Products, Initial Term B Loan
4.281%, 09/07/23	124,688	124,878

		399,993

CONSUMER NON-CYCLICAL — 0.2%
Prestige Brands, Term Loan B-4, 1st Lien
3.531%, 01/26/24	125,000	126,341
Seta Simmons Bedding LLC, Term Loan, 2nd Lien
9.038%, 10/21/24	100,000	100,917
Shearer’s Foods LLC, Term Loan, 2nd Lien
7.750%, 06/30/22	25,000	24,438

		251,696

ENERGY — 0.3%
California Resources, Term Loan, 1st Lien
11.375%, 12/31/21	75,000	83,250
Chesapeake Energy, Term Loan, 1st Lien
8.553%, 08/23/21	75,000	80,031
CITGO, Term Loan, 1st Lien
9.500%, 05/12/18	50,793	51,735
Hercules Offshore, Term Loan, 1st Lien
10.500%, 05/06/20	20,660	16,528
HFOTCO LLC, Tranche B Term Loan, 1st Lien
4.250%, 08/19/21	24,438	24,438

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value
ENERGY — continued
Sabine Oil & Gas LLC, Term Loan, 2nd Lien
10.750%, 12/31/18 (B) (E)	$25,000	$688
Southcross, Tranche B Term Loan
9.000%, 04/13/23	3,424	3,059

		259,729

FINANCIAL SERVICES — 0.0%
Orchard Acquisition LLC, Initial Term Loan, 1st Lien
7.000%, 02/08/19 (B)	39,087	20,594

HEALTHCARE — 0.4%
21st Century Oncology, Term Loan, 1st Lien
7.125%, 04/30/22 (B)	24,625	22,470
Jaguar Holding I, Initial Term Loan, 1st Lien
4.250%, 08/18/22	49,250	49,473
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/23	214,449	217,472
Opal Acquisition, Term B Loan
5.000%, 11/27/20	28,976	27,262
Opal Acquisition, Term Loan, 1st Lien
5.000%, 11/27/20	19,460	18,179
Premier Dental Services, New Term Loan
7.500%, 11/01/18 (B)	67,489	67,321

		402,177

INSURANCE — 0.4%
Asurion LLC, Replacement B-4 Term Loan
4.250%, 08/04/22	149,839	150,793
Asurion LLC, Term Loan, 2nd Lien
8.500%, 03/03/21	50,000	50,700
Lonestar Intermediate Super Holdings LLC, Term B Loan
10.000%, 08/31/21	175,000	182,437

		383,930

REAL ESTATE — 0.0%
DTZ U.S. Borrower LLC, Additional Term Loan
4.304%, 11/04/21	13,673	13,774
4.289%, 11/04/21	6,144	6,189
4.250%, 11/04/21	1,003	1,010
DTZ U.S. Borrower LLC, Initial Term Loan, 2nd Lien
9.289%, 11/04/22	6,383	6,391

		27,364

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value
SERVICES — 0.9%
Acosta, Tranche B-1 Term Loan, 1st Lien
4.289%, 09/26/21	$48,622	$45,756
Ancestry.com Operations, Term Loan, 2nd Lien
9.270%, 10/14/24	100,000	102,834
Delta 2 (Lux), Second Lien Facility, 1st Lien
8.068%, 07/29/22	52,500	52,927
Equinox Fitness Clubs, Term Loan B, 1st Lien
4.250%, 03/08/24	50,000	50,438
Gateway Casinos, Term Loan, 1st Lien
4.800%, 02/22/23	100,000	101,229
Lions Gate Entertainment, Term B Loan, 1st Lien
3.854%, 10/13/23	80,000	80,600
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.500%, 10/13/23	149,500	150,199
RHP Hotel Properties LP, Tranche B Term Loan
3.750%, 01/15/21	97,500	98,617
RP Crown Parent LLC, Initial Term Loan, 1st Lien
4.500%, 09/22/23	50,000	50,412
Scientific Games International, Initial Term Loan, 1st Lien
6.000%, 10/18/20	25,000	25,350
Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	72,383	65,711
UFC Holdings LLC, Term Loan, 1st Lien
4.250%, 08/18/23	49,875	50,209
UFC Holdings LLC, Term Loan, 2nd Lien
8.500%, 08/18/24	100,000	102,250

		976,532

TECHNOLOGY & ELECTRONICS — 0.1%
Camelot Finance, Initial Term Loan, 1st Lien
4.750%, 09/15/23	31,421	31,520
Camelot Finance, Term Loan B, 1st Lien
4.750%, 09/15/23	43,391	43,527
iQor US, Term Loan, 2nd Lien
9.750%, 04/01/22	75,000	66,813

		141,860

TELECOMMUNICATION SERVICES — 0.2%
Radiate Holdco, Term Loan B, 1st Lien
3.781%, 02/01/24	100,000	100,639

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value

TELECOMMUNICATION SERVICES — continued
Zayo Group, LLC, Term Loan, 1st Lien
3.500%, 01/19/24	$125,000	$125,773

		226,412

UTILITIES — 0.2%
Calpine, Term Loan B, 1st Lien
2.600%, 12/26/19	50,000	50,031
Energy Future Intermediate Holdings LLC, Term Loan, 1st Lien
4.304%, 06/30/17	70,000	70,029
Vistra Operations LLC, Initial Term C Loan, 1st Lien
3.531%, 08/04/23	13,929	13,918
Vistra Operations LLC, Initial Term Loan, 1st Lien
3.531%, 08/04/23	61,071	61,027

		195,005

Total Loan Participations (Cost $4,149,515)		4,138,189

COMMON STOCK — 0.5%
	Shares	Value

ENERGY — 0.3%
Denbury Resources *	4,893	12,624
Halcon Resources *	7,837	60,345
Hercules Offshore * (B)	3,570	2,678
Linn Energy * (B)	6,382	185,077
Linn Energy LLC * (B)	899	26,071
Midstates Petroleum *	46	849
Southcross GP * (B)	4	—
Southcross LP * (B)	4	1,450

		289,094

FINANCIALS — 0.0%
iPayment Holdings *	6,892	7,926

INDUSTRIALS — 0.1%
Colt Defense, Cl B * (B)	676	1,014
Exide Technologies * (B)	162	405
UC Holdings * (B)	4,088	112,419

		113,838

INFORMATION TECHNOLOGY — 0.1%
Travelport Worldwide	6,977	82,119

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TELECOMMUNICATION SERVICES — 0.0%
NII Holdings *	3,896	$5,065

UTILITIES — 0.0%
Vistra Energy	3,425	55,828

Total Common Stock (Cost $684,832)		553,870

PREFERRED STOCK — 0.2%

ENERGY — 0.0%
Nine Point Energy Holdings *	18	18,000

FINANCIALS — 0.1%
Citigroup, 6.875% (D)	1,749	49,549
Cowen Group, 8.250%	1,337	35,698

		85,247

INDUSTRIALS — 0.1%
General Finance, 8.125%	1,116	27,788
Seaspan, 6.375% (B)	1,249	31,350

		59,138

Total Preferred Stock (Cost $154,275)		162,385

CONVERTIBLE BONDS — 0.1%
	Face Amount	Value

INDUSTRIALS — 0.1%
Exide Technologies
7.000%, 04/30/25 (B) (C)	$15,900	7,712
Meritor
4.000%, 02/15/27 (F)	75,000	78,750

Total Convertible Bonds (Cost $74,207)		86,462

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

WARRANTS — 0.0%
	Number of Warrants	Value
Dynegy,
Expires 02/02/24*	1,215	$693
Halcon Resources,
Expires 09/09/20*	291	512
iPayment Holdings,
Expires 12/29/22* (B)	44,936	5,841
Midstates Petroleum,
Expires 04/21/20* (B)	329	155
UC Holdings,
Expires 08/01/20* (B)	600	4,500

Total Warrants (Cost $5,548)		11,701

Total Investments — 95.6% (Cost $99,441,560)		$101,370,148

Percentages are based on Net Assets of $106,051,024.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of March 31, 2017 was $47,016,816 and represents 44.3% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of March 31, 2017 was $4,451,537 and represented 4.2% of Net Assets.
(C)	Distributions are paid-in-kind.
(D)	Floating rate security - Rate disclosed is the rate in effect on March 31, 2017.
(E)	Security in default on interest payments.
(F)	Step Bonds - The rate reported is rate in effect on March 31, 2017. The coupon on a step bond changes on a specified date.

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

ULC — Unlimited Liability Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 when valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$96,417,541	$—	$96,417,541
Loan Participations	—	4,138,189	—	4,138,189
Common Stock	430,656	123,214	—	553,870
Preferred Stock	162,385	—	—	162,385
Convertible Bonds	—	86,462	—	86,462
Warrants	—	11,701	—	11,701

Total Investments in Securities	$593,041	$100,777,107	$—	$101,370,148

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $99,441,560)	$101,370,148
Cash Equivalent	5,299,092
Interest Receivable	1,671,407
Receivable for Investment Securities Sold	1,416,670
Receivable for Capital Shares Sold	65,947
Foreign Tax Reclaims Receivable	1,294
Prepaid Expenses	11,751

Total Assets	109,836,309

Liabilities:
Payable for Investment Securities Purchased	3,691,447
Payable due to Investment Adviser	11,938
Payable due to Administrator	10,617
Payable for Capital Shares Redeemed	4,968
Chief Compliance Officer Fees Payable	1,414
Other Accrued Expenses	64,901

Total Liabilities	3,785,285

Net Assets	$106,051,024

Net Assets Consist of:
Paid-in Capital	$106,070,390
Distributions in Excess of Net Investment Income	(91,369)
Accumulated Net Realized Loss on Investments	(1,856,585)
Net Unrealized Appreciation on Investments	1,928,588

Net Assets	$106,051,024

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Class I Shares ($106,051,024 ÷ 11,016,801)	$9.63*

*	Redemption price per share may be less if the shares are redeemed less than 30 days from the date of purchase. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
FOR THE SIX MONTHS ENDED
MARCH 31, 2017 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest Income	$3,212,776
Dividend Income	19,344
Less: Foreign Taxes Withheld	(1,789)

Total Investment Income	3,230,331

Expenses:
Investment Advisory Fees	256,550
Administration and Accounting Fees	62,668
Trustees’ Fees	7,834
Chief Compliance Officer Fees	2,889
Pricing Fees	61,160
Transfer Agent Fees	23,397
Legal Fees	19,753
Audit Fees	15,108
Printing Fees	13,158
Registration Fees	13,002
Custodian Fees	4,987
Insurance and Other Expenses	3,846

Total Expenses	484,352

Less: Investment Advisory Fees Waived	(189,321)

Net Expenses	295,031

Net Investment Income	2,935,300

Net Realized Gain on:
Investments	698,434

Net Realized Gain	698,434

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,557,551

Net Change in Unrealized Appreciation (Depreciation)	1,557,551

Net Realized and Unrealized Gain on Investments	2,255,985

Net Increase in Net Assets Resulting from Operations	$5,191,285

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations:
Net Investment Income	$2,935,300	$2,730,867
Net Realized Gain/(Loss) on Investments	698,434	(1,473,106)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,557,551	4,048,546

Net Increase in Net Assets Resulting from Operations	5,191,285	5,306,307

Dividends and Distributions from:
Net Investment Income	(2,937,651)	(2,730,911)
Return of Capital	—	(11,126)

Total Dividends and Distributions	(2,937,651)	(2,742,037)

Capital Share Transactions(1)
Issued	23,433,997	69,669,941
Reinvestment of Distributions	27,840	959,913
Redeemed	(13,861,171)	(13,071,963)

Net Increase From Capital Share Transactions	9,600,666	57,557,891

Total Increase in Net Assets	11,854,300	60,122,161

Net Assets:
Beginning of Period	94,196,724	34,074,563

End of Period (including distributions in excess of net investment income of $(91,369) and $(89,018), respectively)	$106,051,024	$94,196,724

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Class I Shares
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Year Ended September 30, 2015(1)	Year Ended September 30, 2014(1)	Period Ended September 30, 2013(1)(2)
Net Asset Value, Beginning of Period	$9.42	$8.95	$10.24	$10.23	$10.00

Income from Operations:
Net Investment Income(3)	0.27	0.58	0.65	0.65	0.51
Net Realized and Unrealized Gain/(Loss) on Investments	0.21	0.46	(1.11)	0.20	0.22

Total from Operations	0.48	1.04	(0.46)	0.85	0.73

Redemption Fees(3)(4)	—	—	—	—	—

Dividends and Distributions from:
Net Investment Income	(0.27)	(0.57)^	(0.65)	(0.70)	(0.50)
Net Realized Gains	—	—	(0.18)	(0.14)	—

Total Dividends and Distributions	(0.27)	(0.57)	(0.83)	(0.84)	(0.50)

Net Asset Value, End of Period	$9.63	$9.42	$8.95	$10.24	$10.23

Total Return †	5.14%	12.15%	(4.79)%	8.50%	7.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$106,051	$94,197	$34,075	$50,820	$48,030
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.58%*	0.61%	0.71%	0.85%	0.85%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	0.94%*	1.49%	2.95%	2.60%	2.60%*
Ratio of Net Investment Income to Average Net Assets	5.72%*	6.37%	6.62%	6.24%	6.71%*
Portfolio Turnover Rate	51%**	116%	106%	114%	148%**

(1)

On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(2)	The Predecessor Fund commenced operations on December 27, 2012.
(3)	Per share data calculated using average shares method.
(4)	Value is less than $0.01 per share.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

^	Includes a return of capital of less than $0.01 per share.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seventeen funds. The financial statements herein are those of the Nomura High Yield Fund (the “Fund”). The investment objective of the Fund is to achieve current yield and capital growth. The Fund is a diversified fund that invests in a portfolio of high yield bonds that Nomura Asset Management U.S.A. Inc. (the “Adviser” or “NAM USA”) believes have good earnings growth potential and are undervalued in the market. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On December 5, 2014, the shareholders of the High Yield Fund (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Fund, a series of Nomura Partners Funds, Inc., (b) the issuance of Class I shares of the Fund to the Class A, Class C and Class I shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 8, 2014. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund through December 7, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the six months ended March 31, 2017, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

in the Statement of Operations. During the six months ended March 31, 2017, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income monthly and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund imposes a 2.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund are reported on the Statement of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended March 31, 2017, the Fund was charged $62,668 for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.575% of the Fund’s average daily net assets until January 29, 2018. If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of March 31, 2017, fees for the Fund which were previously waived or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $387,788, $189,074 and $376,082 expiring in 2018, 2019 and 2020, respectively.

The Adviser has entered into an investment sub-advisory agreement with Nomura Corporate Research and Asset Management Inc. (“NCRAM”) to sub-advise the

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

Fund, and pays the sub-adviser out of the advisory fee that it receives from the Fund.

6. Capital Share Transactions:

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

Share Transactions:
Class I Shares
Issued	2,456,485	7,607,398
Reinvestment of Distributions	2,912	110,494
Redeemed	(1,440,887)	(1,528,264)

Net Increase in Shares Outstanding from Share Transactions	1,018,510	6,189,628

7. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the six months ended March 31, 2017 were $58,303,012 and $45,256,321, respectively. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2016 and September 30, 2015 were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2016	$ 2,730,911	$ —	$ 11,126	$ 2,742,037
2015	3,589,029	252,454	—	3,841,483

As of September 30, 2016, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards	$(2,466,265)
Unrealized Appreciation	282,283
Other Temporary Differences	(89,018)

Total Accumulated Losses	$(2,273,000)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$ 506,353	$ 1,959,912	$ 2,466,265

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 99,441,560	$ 3,336,054	$ (1,407,466)	$ 1,928,588

9. Other:

At March 31, 2017, 95% of total shares outstanding were held by two record shareholders, including 67% owned by an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

10. Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2016 through March 31, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

•   Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•   Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
MARCH 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,051.40	0.58%	$2.97
Hypothetical 5% Return	1,000.00	1,022.04	0.58%	2.92
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Nomura High Yield Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-777-7818

Investment Adviser:

Nomura Asset Management U.S.A. Inc.

Worldwide Plaza

309 West 49th Street

New York, New York 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the

Fund described.

NAM-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 5, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 5, 2017